CONSOLIDATED STATEMENTS OF CASH FLOWS CONSOLIDATED STATEMENTS OF CASH FLOWS PARENTHETICAL (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Statement of Cash Flows [Abstract]
Cash Acquired from Acquisition	$ 9,709